27 Benefits offered to team members (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Short-term benefits	R$ 436,021	R$ 422,013	R$ 390,848
Health Care [member]
Disclosure of defined benefit plans [line items]
Short-term benefits	197,683	181,466	162,338
Private Pension [member]
Disclosure of defined benefit plans [line items]
Short-term benefits	94,302	90,687	84,525
Transport [member]
Disclosure of defined benefit plans [line items]
Short-term benefits	66,752	67,761	64,714
Feeding [member]
Disclosure of defined benefit plans [line items]
Short-term benefits	38,400	35,677	33,537
Life Insurance [member]
Disclosure of defined benefit plans [line items]
Short-term benefits	9,875	7,997	5,964
Training [member]
Disclosure of defined benefit plans [line items]
Short-term benefits	14,892	26,261	27,463
Other [member]
Disclosure of defined benefit plans [line items]
Short-term benefits	R$ 14,117	R$ 12,164	R$ 12,307